Term Loans (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of future maturities of debt
Total	$ 538,865
Term Loans [Member]
Schedule of future maturities of debt
2013		1,465,179
2014		1,473,179
2015		2,123,179
2016		3,585,679
2017		6,865,549
Total	$ 15,629,463	$ 15,512,765	$ 1,104,987